PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Jennison Equity Income Fund

Supplement dated February 1, 2011 to the Prospectus dated January 14, 2011

This supplement amends the Fund's Prospectus and is in addition to any existing supplement to the Fund's Prospectus.

In the Summary Section of the Prospectus, the table entitled "Annual Fund Operating Expenses" is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON EQUITY INCOME FUND PRUDENTIAL JENNISON EQUITY INCOME FUND	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	none	0.75%	1.00%	none
+ Other expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.13%	0.31%	0.31%	0.31%
= Total annual Fund operating expenses	1.46%	2.16%	2.16%	1.66%	2.16%	0.98%	1.91%	2.16%	1.16%
- Fee waiver or expense reimbursement	(0.06%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)		(0.26%)	(0.01%)	(0.01%)
= Net annual Fund operating expenses	1.40%	2.15%	2.15%	1.65%	2.15%	0.98%	1.65%	2.15%	1.15%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Central Index Key	dei_EntityCentralIndexKey	0001035018
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Jan 14, 2011
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.40%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.15%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.15%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class L
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.66%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.65%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.15%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.98%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.91%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.65%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.15%
PRUDENTIAL JENNISON EQUITY INCOME FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.31%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.15%
PRUDENTIAL JENNISON EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cik001035018_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Jennison Equity Income Fund

Supplement dated February 1, 2011 to the Prospectus dated January 14, 2011

This supplement amends the Fund's Prospectus and is in addition to any existing supplement to the Fund's Prospectus.

In the Summary Section of the Prospectus, the table entitled "Annual Fund Operating Expenses" is deleted in its entirety and the following new table is substituted:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)